Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting
Segment Reporting
35.	Segment Reporting

For management reporting purposes, the Company's business segment results are reported to management under Korean GAAP. The Company is organized into four major business segments: Retail Banking, Corporate Banking, Capital Markets Activities and Credit Card Operations. These business divisions are based on the nature of the products and services provided, the type or class of customer, and the Company's management organization, and provide the basis on which the Company reports its primary segment information:

•

Retail banking—The retail banking segment's assets and liabilities are mainly with individuals and households. This segment handles private customer current accounts, savings, deposits, consumer loans and mortgage loans.

•

Corporate banking—The corporate banking segment's assets and liabilities are mainly with private and public enterprises. The activities within this segment include loans, overdrafts, other credit facilities, deposits in foreign currencies and other foreign currency activities.

•

Capital markets activities—Activities within this segment include trading activities in securities and derivatives, activities involving investment security portfolios, and foreign currency funding through debentures and borrowings.

•

Credit card operations—The credit card segment's assets and liabilities are mainly with individuals or corporate cardholders and card merchants, and it handles domestic as well as overseas credit and debit card operations.

Other operations of the Company are comprised of activities of its subsidiaries and other consolidated entities, activities of trust account management activities, none of which constitute a separately reportable segment.

Operating income and expenses and interest income and expenses, related to both third party and inter-segment transactions, are included in determining the operating earnings of each segment. The provision for income tax is comprised of corporate income tax and resident tax surcharges. The income tax expenses are allocated to the respective segment based on performance. Transactions between the business segments are reflected on terms established by management.

The segment results were prepared based on Korean GAAP and a reconciliation to U.S. GAAP has been provided for certain line items. Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

A summary of the business segment results is shown in the following table:

Year ended December 31, 2008	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	13,221,279	10,795,406	35,060,413	2,420,638	4,344,574	65,842,310	(19,548,677)	(27,512,912)	18,780,721
Operating expense	11,501,353	10,996,918	34,941,864	1,938,147	3,581,537	62,959,819	(19,381,568)	(26,584,315)	16,993,936

Segment results	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Interest income	12,224,734	9,551,144	4,352,695	2,115,252	1,385,306	29,629,131	(12,713,112)	(1,087,577)	15,828,442
Interest expense	9,256,727	8,206,760	4,204,987	614,730	564,010	22,847,214	(13,337,045)	(150,516)	9,359,653

Net interest income (expense)	2,968,007	1,344,384	147,708	1,500,522	821,296	6,781,917	623,933	(937,061)	6,468,789

Provision for credit losses	203,038	1,351,006	12,789	98,393	163,227	1,828,453	(1,233)	486,234	2,313,454

Non-interest income	996,545	1,244,262	30,707,718	305,386	2,959,268	36,213,179	(6,835,565)	(26,425,335)	2,952,279
Non-interest expenses	1,822,477	1,384,180	30,723,017	1,166,056	2,722,721	37,818,451	(6,061,312)	(26,843,497)	4,913,642

Net non-interest income (expenses)	(825,932)	(139,918)	(15,299)	(860,670)	236,547	(1,605,272)	(774,253)	418,162	(1,961,363)
Depreciation and amortization	219,111	54,972	1,071	58,968	131,579	465,701	18,022	(76,536)	407,187

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Income tax expense (benefit)	472,980	(55,416)	32,600	132,686	94,400	677,250	164,832	(388,235)	453,847
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	1,246,946	(146,096)	85,949	349,805	668,637	2,205,241	(331,941)	(540,362)	1,332,938

Segments' total assets	98,796,601	91,525,828	51,037,945	11,225,114	35,429,231	288,014,719	(20,465,928)	(9,221,880)	258,326,911

(1) Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.
(2)

Figures shown in the above table for the year ended December 31, 2008 represent the consolidated income statement data of Kookmin Bank for the period between January 1, 2008 and June 30, 2008 of (Won)1,263 billion and the Company for the period between September 29, 2008 and December 31, 2008 of (Won)610 billion under Korean GAAP. However, the consolidated income statement of the Company from September 29, 2008 and December 31, 2008 includes results of all subsidiaries from July 1, 2008 to December 31, 2008 because the acquisition cost of Kookmin Bank and its subsidiaries in connection with the comprehensive stock transfer pursuant to which the Company was established has been determined as the net asset amount of Kookmin Bank and its subsidiaries as of June 30, 2008 based on Korean GAAP.

Year ended December 31, 2009	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	10,767,548	9,117,257	19,508,950	2,559,243	2,863,332	44,816,330	(14,223,088)	(13,489,676)	17,103,566
Operating expense	9,603,133	9,165,844	19,394,967	1,932,273	3,471,157	43,567,374	(13,526,540)	(13,863,321)	16,177,513

Segment results	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Interest income	9,889,533	8,378,695	3,846,266	2,288,233	135,708	24,538,435	(9,762,047)	(1,186,268)	13,590,120
Interest expense	7,449,611	6,556,592	3,701,876	463,649	593,218	18,764,946	(10,413,325)	(120,192)	8,231,429

Net interest income(expense)	2,439,922	1,822,103	144,390	1,824,584	(457,510)	5,773,489	651,278	(1,066,076)	5,358,691

Provision for credit losses	263,761	1,391,912	53,049	266,046	323,641	2,298,409	576	(94,992)	2,203,993

Non-interest income	878,015	738,562	15,662,684	271,010	2,727,624	20,277,895	(4,461,041)	(12,303,408)	3,513,446
Non-interest expenses	1,693,885	1,154,559	15,638,908	1,147,435	2,393,227	22,028,014	(3,131,927)	(13,585,003)	5,311,084

Net non-interest income (expenses)	(815,870)	(415,997)	23,776	(876,425)	334,397	(1,750,119)	(1,329,114)	1,281,595	(1,797,638)
Depreciation and amortization	195,876	62,781	1,134	55,143	161,071	476,005	18,136	(63,134)	431,007

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Income tax expense (benefit)	320,214	(13,362)	31,346	172,416	(464,782)	45,832	(20,918)	182,570	207,484
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	844,201	(35,225)	82,637	454,554	(143,043)	1,203,124	(675,630)	191,075	718,569

Segments' total assets	100,871,142	89,113,715	45,348,512	11,991,434	37,685,520	285,010,323	(22,841,873)	(8,313,018)	253,855,432

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.

Year ended December 31, 2010	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	9,735,200	8,191,828	11,046,821	2,550,892	4,128,085	35,652,826	(9,966,633)	(9,287,049)	16,399,144
Operating expense	9,104,529	8,948,482	11,128,449	1,990,770	4,352,537	35,524,767	(9,857,767)	(8,979,440)	16,687,560

Segment results	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Interest income	9,018,180	7,835,889	3,353,268	2,229,997	1,066,954	23,504,288	(10,483,894)	15,605	13,035,999
Interest expense	6,719,691	5,835,431	3,431,347	428,815	518,383	16,933,667	(9,888,850)	(74,273)	6,970,544

Net interest income (expense)	2,298,489	2,000,458	(78,079)	1,801,182	548,571	6,570,621	(595,044)	89,878	6,065,455

Provision for credit losses	300,542	2,201,632	(106)	115,077	69,924	2,687,069	(41,651)	922,622	3,568,040

Non-interest income	717,020	355,939	7,693,553	320,895	3,061,131	12,148,538	517,261	(9,302,654)	3,363,145
Non-interest expenses	1,938,183	863,711	7,696,195	1,405,007	3,590,607	15,493,703	53,959	(9,758,254)	5,789,408

Net non-interest income (expenses)	(1,221,163)	(507,772)	(2,642)	(1,084,112)	(529,476)	(3,345,165)	463,302	455,600	(2,426,263)
Depreciation and amortization	146,113	47,708	1,013	41,871	173,623	410,328	18,775	(69,535)	359,568

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Income tax expense (benefit)	152,622	(183,110)	(19,754)	135,550	(152,683)	(67,375)	(13,616)	385,099	304,108
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	478,049	(573,544)	(61,874)	424,572	(71,769)	195,434	(95,250)	(692,708)	(592,524)

Segments' total assets	99,116,624	86,755,985	45,595,806	12,333,118	41,292,855	285,094,388	(23,086,420)	(10,255,966)	251,752,002

The allowance for loan losses under U.S.GAAP for each segment is as follows:

	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total
	(In millions of Korean won)

As of December 31, 2009	461,013	2,532,894	335	202,173	144,631	3,341,046
As of December 31, 2010	471,728	3,483,634	421	165,912	125,631	4,247,326

The following is a reconciliation of the business segments' total assets under Korean GAAP as of December 31, 2008, 2009 and 2010 to the consolidated total assets under U.S.GAAP:

	2008	2009	2010
	(In millions of Korean won)
Segments' total assets	288,014,719	285,010,323	285,094,388

U.S. GAAP adjustments	(9,221,880)	(8,313,018)	(10,255,966)

Cash and cash equivalents	604,598	(129,864)	(212,517)
Restricted cash	887,372	453,122	3,014
Interest-bearing deposits in other banks	(1,706,276)	(879,692)	(559,572)
Call loans and securities purchased under resale agreements	19,491	(447)	10,311
Trading assets	(2,933,946)	(2,409,763)	(2,878,867)
Investment	(2,132,307)	(2,526,622)	(4,345,061)
Loans (net of allowance for loan losses)	1,798,977	2,189,741	1,119,427
Premises and equipment, net	(1,727,649)	(1,728,172)	(1,733,769)
Accrued interest and dividends receivable	(147,496)	(124,553)	(227,980)
Security deposits	(2,000)	(103,477)	(77,534)
Goodwill	341,765	442,695	528,144
Other intangible assets	34,474	11,027	5,475
Other assets	(4,258,883)	(3,507,013)	(1,887,037)

Inter-segment transactions	(20,465,928)	(22,841,873)	(23,086,420)

Consolidated total assets	258,326,911	253,855,432	251,752,002

The following is a reconciliation of the business segment's operating income under Korean GAAP for the years ended December, 31, 2008, 2009 and 2010 to the consolidated operating income under U.S. GAAP:

	2008	2009	2010
	(In millions of Korean won)
Segments' operating income	65,842,310	44,816,330	35,652,826

U.S. GAAP adjustments:	(27,512,912)	(13,489,676)	(9,287,049)

Interest and dividend income:
Deposits in other banks	(37,278)	(48,354)	(41,126)
Loans, including fees	(925,841)	(1,004,779)	284,167
Trading assets	(139,742)	(96,340)	(48,451)
Investment securities	4,396	(38,915)	(186,902)
Call loans and securities purchased under resale agreements	10,888	2,120	7,917

	(1,087,577)	(1,186,268)	15,605

Non-interest income:
Trust fees, nets	20,980	23,701	21,586
Other fees and commission income	825,337	895,026	(397,892)
Net trading revenue	(25,837,632)	(12,061,769)	(7,498,021)
Net gain on investments	(625,070)	(190,683)	(251,702)
Other non-interest income	(808,950)	(969,683)	(1,176,625)

	(26,425,335)	(12,303,408)	(9,302,654)

Inter-segment transactions	(19,548,677)	(14,223,088)	(9,966,633)

Consolidated operating income	18,780,721	17,103,566	16,399,144

The adjustments presented in the tables above represent consolidated assets and revenues not specifically allocated to individual business segments.

Differences between U.S. GAAP and Korean GAAP

The following is a summary of the significant adjustments made to consolidated total assets and revenue to reconcile the U.S. GAAP results with those under Korean GAAP.

Allowance for loan losses: Under U.S. GAAP, the allowance for loan losses for specifically identified impaired non-homogeneous loans has been established based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate, (2) the fair value of the collateral if the loan was collateral dependent or (3) observable market prices if available. For homogeneous corporate and consumer loans, the allowance for loan losses was established based on an evaluation of the historical performance of the loan portfolios. Under Korean GAAP, the allowance for loan losses has been determined at the larger of the allowance based on historical loss rates of loan portfolios or the one based on the loan classification guidelines and prescribed loss ratio of the Financial Service Commission. For the allowance for loan losses as of December 31, 2010, the Company used the allowance based on the Financial Service Commission Guidelines as it was greater than the one based on the historical loss rates.

Deferred loan costs: Under U.S. GAAP, certain employee and other costs associated with originating loans are deferred and amortized over the life of the related loans as an adjustment to the yield of the loans, net of any related fees received. Under Korean GAAP, origination costs related to wages and salaries are recognized as expense when accrued.

Securities and hedging derivatives accounting: For 2008, under U.S. GAAP, decreases in fair value with respect to all securities below the cost basis of an individual security and deemed to be other-than-temporary must be written off through a charge to income. In determining whether a decrease in fair value is other–than-temporary, the following factors were considered: the length of time and the extent to which the market value had been less than cost; the financial condition and near-term prospects of the issuer; and the intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. Under Korean GAAP, when the recoverable value of available-for-sale or held-to-maturity securities is less than their amortized acquisition costs and there is any objective evidence of impairment, then their book value is adjusted to their recoverable amount, and the declines in book value are reflected in current loss as impairment losses. For 2009 and 2010, under U.S. GAAP, decreases in fair value with respect to equity securities below the cost basis of an individual security and deemed to be other-than-temporary must be written off through a charge to income. For investment debt securities that the Company does not intend to sell and it is not more-likely-than-not the Company will be required to sell the securities before the expected recovery of the amortized cost basis, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated comprehensive income. In determining whether a credit loss exists and the period over which the debt security is expected to recover, the following factors were considered: the length of time and the extent to which the market value had been less than cost; the financial condition and near-term prospects of the issuer; and the intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. Under Korean GAAP, when the recoverable value of available-for-sale or held-to-maturity securities is less than their amortized acquisition costs and there is any objective evidence of impairment, then their book value is adjusted to their recoverable amount, and the declines in book value are reflected in current loss as impairment losses.

Under U.S. GAAP, to qualify for hedge accounting, derivatives must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness would be assessed prospectively and retrospectively. Under Korean GAAP, the criteria that must be met in order to apply hedge accounting are less prescriptive. Accordingly, the majority of the derivatives accounted for as hedges under Korean GAAP do not qualify for hedge accounting under U.S. GAAP. This adjustment reflects the effects of the reversal of the hedge accounting treatment under Korean GAAP.

Accounting for Transfers of Financial Assets: Under U.S. GAAP, the transfer of financial assets is recorded as a sale if specific and prescriptive criteria were met relating to the transferor's relinquishing control. If these criteria were not met, the transfer would be treated as a secured borrowing. Certain transfers (including loan transfers in connection with asset securitization transactions) that qualified for derecognition as sales under Korean GAAP did not meet U.S. GAAP criteria for derecognition as sales.

Fixed Assets: Under Korean GAAP, certain fixed assets were revalued upward in 1998 and 2008. As a result of this revaluation, the revaluation gain is included in total equity, and depreciation expense related to the revalued fixed assets is determined based on the new cost basis. Under U.S. GAAP, such a revaluation is not permitted and depreciation expense is based on historical cost.

Goodwill: Under Korean GAAP, goodwill is amortized over its useful life during which future economic benefits are expected to flow to the enterprise, not exceeding twenty years. Under U.S. GAAP, goodwill is not amortized, but rather it is tested for impairment at least annually or when events or circumstances indicate that impairment has occurred.

Finite-lived Intangible Assets: Under U.S. GAAP, finite-lived intangible assets which meet certain criteria are recognized in a business combination transaction and amortized over their useful lives. Under Korean GAAP, as the criteria that must be met in order to recognize intangible assets is not clearly specified, in practice, they are included as part of goodwill.

Foreign Currency Translation: Under U.S. GAAP, all unrealized gains and losses arising from available-for-sale securities are recorded in accumulated other comprehensive income (loss); however under Korean GAAP, the portion of unrealized gains and losses on available-for-sale securities arising from foreign currency translation were recognized in earnings.

Stock-based Compensation: Under U.S. GAAP, compensation costs of stock options and grants are recognized using the fair value method. Under Korean GAAP, the compensation costs of stock options granted by 2006 were recognized using the intrinsic value method and prospectively, the costs of stock options and grants granted from 2007 are recognized using the fair value method.

Consolidation of Variable Interest Entities ("VIEs"): Under U.S. GAAP, VIEs for which the Company has been determined to be the primary beneficiary are consolidated. Under Korean GAAP, certain VIEs which are established in the course of assets-backed securitizations of loans are deconsolidated under the Law of Securitization, but the majority of the VIEs do not qualify for deconsolidation under U.S. GAAP. This adjustment reflects the effects of the reversal of the securitization accounting treatment under Korean GAAP.

Income tax expense: Under U.S. GAAP, a tax position taken or expected to be taken in a tax return is evaluated to determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position, and then the tax positions that meet the more -likely -than -not criteria is measured to determine the amount of benefit to recognize in the financial statements. The tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized are reflected in the financial statements as adjustments of income tax expense, deferred tax assets/liabilities. In addition, interest and penalties related to tax positions are adjusted as a component of income tax expense. Under Korean GAAP, as the guidelines to recognize and measure the benefits of uncertain tax positions are not clearly specified, in practice, they are adjusted in income tax expense when realized.

Fair value: Under Korean GAAP, fair value is measured at the amount for which an asset can be exchanged between knowledgeable willing parties in an arm's length transaction. Fair value measurements are not made for liabilities. Under U.S. GAAP, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant.